Property, plant and equipment (Tables)	12 Months Ended
Jun. 30, 2026
Property, plant and equipment
Schedule of property, plant and equipment

	Freehold	Plant and	Fixtures	Assets under
	property	machinery	and fittings	construction	Total
	£’000	£’000	£’000	£’000	£’000
At 1 July 2024
Cost	289,943	45,809	78,889	—	414,641
Accumulated depreciation	(69,910)	(34,395)	(54,218)	—	(158,523)
Net book amount	220,033	11,414	24,671	—	256,118
Year ended 30 June 2025
Opening net book amount	220,033	11,414	24,671	—	256,118
Additions	—	2,649	7,236	42,007	51,892
Depreciation charge	(3,479)	(5,427)	(6,770)	—	(15,676)
Closing net book amount	216,554	8,636	25,137	42,007	292,334
At 30 June 2025
Cost	289,943	43,560	84,079	42,007	459,589
Accumulated depreciation	(73,389)	(34,924)	(58,942)	—	(167,255)
Net book amount	216,554	8,636	25,137	42,007	292,334
Year ended 30 June 2026
Opening net book amount	216,554	8,636	25,137	42,007	292,334
Additions	64,799	6,502	2,768	10,435	84,504
Transfers	35,430	5,457	11,555	(52,442)	—
Depreciation charge	(4,734)	(7,186)	(7,624)	—	(19,544)
Closing net book amount	312,049	13,409	31,836	—	357,294
At 30 June 2026
Cost	390,172	55,519	98,402	—	544,093
Accumulated depreciation	(78,123)	(42,110)	(66,566)	—	(186,799)
Net book amount	312,049	13,409	31,836	—	357,294

Schedule of estimated useful lives of property, plant and equipment

Freehold property	75 years
Computer equipment and software (included within Plant and machinery)	3 years
Plant and machinery	4-5 years
Fixtures and fittings	7 years